provisions (Tables)	12 Months Ended
Dec. 31, 2022
provisions
Schedule of other provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at January 1, 2021	$661	$42	$202	$129	$1,034
Additions [1]	23	84	8	70	185
Reversals	(8)	(2)	(2)	(11)	(23)
Uses	(4)	(58)	(9)	(88)	(159)
Interest effects [2]	(171)	—	4	—	(167)
As at December 31, 2021	501	66	203	100	870
Additions [1]	140	94	30	162	426
Reversals	(21)	(1)	(80)	(16)	(118)
Uses	(10)	(75)	(2)	(100)	(187)
Interest effects [2]	(294)	—	6	—	(288)
Effects of foreign exchange, net	—	—	—	1	1
As at December 31, 2022	$316	$84	$157	$147	$704
Current	$14	$72	$12	$68	$166
Non-current	302	12	145	79	538
As at December 31, 2022	$316	$84	$157	$147	$704

1

For the year ended December 31, 2022, asset retirement obligations include $28 for the removal of specified telecommunications infrastructure equipment as required by Innovation, Science and Economic Development Canada.

2

The difference of $(308) (2021 – $(186)) between the asset retirement obligation interest effects in this table and the amounts disclosed in Note 9 is a result of the change in the discount rates applicable to the provision, with such difference included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.